Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES

10. INVESTMENTS IN AFFILIATED COMPANIES

The following table includes the Group's carrying amount and percentage ownership of the investments in affiliated companies as of December 31, 2011 and the carrying amount as of December 31, 2010:

	December 31, 2010	December 31, 2011
	RMB	RMB	Percentage Ownership
Anipark Co., Ltd. ("Anipark")	3,023	3,077	11%
Shanghai Qiyu Information Technology Co., Ltd. ("Shanghai Qiyu")	829	829	20%
Xiamen Lianyu Science and Technology Co., Ltd. ("Xiamen Lianyu")	297	297	30%
Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu")	319	319	30%
Shenzhen Youyou Digital Technology Co., Ltd.("Shenzhen Youyou")	2,197	-	30%
Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu")	151	38	23%
Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan")	3,661	-	23%
Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian")	2,866	2,690	23%
Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia")	7,842	3,460	40%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	5,229	4,578	20%
Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata")	5,000	3,989	20%
WIP-KIF MCI Investment Fund("MCI Investment Fund")	-	4,186	27%
Shanghai Shimai Information Technology Co., Ltd("Shanghai Shimai")	-	2,050	25%
Shanghai Siyuan Digital Technology Co.; Ltd("Shanghai Siyuan"	-	1,941	20%
Beijing Chenkang Technology Co., Ltd("Beijing Chenkang")	-	9,820	25%
Others	38	608	6~49%

Total	31,452	37,882

The movement of the investments in affiliated companies is as follows:

	Balances at January 1, 2009	Investments	Share of Profits / (Losses)	Amortization of Identifiable Intangible Assets, Net of Tax	Other Equity Movement	Transferred Out to Related Party	Balances at December 31, 2009
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Shanghai Weilai Information Technology Co., Ltd	3,333	11,667	(15,000)	-	-	-	-
Beijing Zhongcheng Cooperation and Technology Development Co., Ltd	6,069	5,731	(11,800)	-	-	-	-
Anipark	3,910	-	2,194	-	647	-	6,751
Shanghai Caiqu Network Technology Co., Ltd	4,000	-	340	(340)	-	(4,000)	-
Shanghai Qiyu	960	-	(71)	(60)	-	-	829
Xiamen Lianyu	374	-	142	(11)	-	-	505
Fuzhou Lingyu	-	1,000	(681)	-	-	-	319
Chengdu Sunray Technology Co., Ltd.	4,570	-	(4,570)	-	-	-	-
Beijing Chuanyue Shidai Information Co., Ltd.	178	-	(178)	-	-	-	-
Shenzhen Youyou	127	-	(4)	-	-	-	123
Others	-	208	(32)	-	-	-	176

Total	23,521	18,606	(29,660)	(411)	647	(4,000)	8,703

	Balances at January 1, 2010	Investments	Share of Profits / (Losses)	Other Equity Movement	Balances at December 31, 2010
	RMB	RMB	RMB	RMB	RMB
Anipark	6,751	-	(3,851)	123	3,023
Shanghai Qiyu	829	-	-	-	829
Xiamen Lianyu	505	-	(208)	-	297
Fuzhou Lingyu	319	-	-	-	319
Shenzhen Youyou	123	3,000	(926)	-	2,197
Chongqing Xiaoheiwu	-	-	151	-	151
Shijiazhuang Hailan	-	4,000	(339)	-	3,661
Shanghai Lantian	-	3,000	(134)	-	2,866
Beijing Yicheng Tianxia	-	8,000	(158)	-	7,842
Shanghai Maishi	-	4,800	429	-	5,229
Chengdu Awata	-	5,000	-	-	5,000
Others	176	202	(340)	-	38

Total	8,703	28,002	(5,376)	123	31,452

	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Anipark	3,023	-	2,386	-	(2,332)	3,077
Shanghai Qiyu	829	-	-	-	-	829
Xiamen Lianyu	297	-	-	-	-	297
Fuzhou Lingyu	319	-	-	-	-	319
Shenzhen Youyou	2,197	-	-	(2,197)	-	-
Chongqing Xiaoheiwu	151	-	(113)	-	-	38
Shijiazhuang Hailan	3,661	-	(267)	(3,394)	-	-
Shanghai Lantian	2,866	-	(176)	-	-	2,690
Beijing Yicheng Tianxia	7,842	-	(4,382)	-	-	3,460
Shanghai Maishi	5,229	-	(651)	-	-	4,578
Chengdu Awata	5,000	-	(1,011)	-	-	3,989
MCI Investment Fund	-	4,324	(171)	-	33	4,186
Shanghai Shimai	-	1,733	317	-	-	2,050
Shanghai Siyuan	-	2,000	(59)	-	-	1,941
Beijing Chenkang	-	10,000	(180)	-	-	9,820
Others	38	917	(106)	-	(241)	608

Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882